Loans - Schedule of Future Maturities of the Long-Term Loan (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Maturities of the Long Term Loan [Abstract]
2025	$ 243,075
2026	3,305,209
Thereafter
Total	$ 3,548,284	$ 3,374,695